Description of Organization and Business Operations	6 Months Ended
Jun. 30, 2016
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing worldwide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”).
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its “IPO”. On May 28, 2010, Navios Acquisition consummated the vessel acquisitions which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
On January 6, 2016, Navios Acquisition redeemed, through the holder's put option, 100,000 shares of the puttable common stock and paid cash of $1,000 to the holder upon redemption.
On March 11, 2016, 1,200,000 shares of common stock were issued as a result of the conversion of 3,000 shares of Series A Convertible Preferred Stock.
On April 1, 2016, Navios Acquisition redeemed, through the holder's put option, 100,000 shares of the puttable common stock and paid cash of $1,000 to the holder upon redemption.
As of June 30, 2016, Navios Holdings had 43.3% of the voting power and 46.3% of the economic interest in Navios Acquisition.
As of June 30, 2016, Navios Acquisition had outstanding: 150,782,990 shares of common stock and 1,000 shares of Series C Convertible Preferred Stock issued to Navios Holdings.